Options and Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule of warrant activity
	September 30, 2022
	Number of Warrants	Weighted average exercise price
Outstanding - beginning of period	217,085,783	$0.0868
Granted	40,414,216	$0.1234
Exercised	-	-
Expired/Exchanged	(162,526,010)	$0.0723
Outstanding - end of period	94,973,989	$0.1201

	2021		2020
	Number of Warrants	Weighted average exercise price	Number of Warrants	Weighted average exercise price
Outstanding - beginning of year	15,922,044	$500.03	122,044	$500.00
Granted	218,085,783	$0.0868	15,800,000	$0.03
Exercised	(1,000,000)	$(0.05)	-	-
Expired	(15,922,044)	$(500.03)	-	-
Outstanding - end of year	217,085,783	$0.0868	15,922,044	$500.03

Schedule of weighted average remaining contractual life of warrants outstanding
	September 30, 2022
			Weighted Average
			Remaining
Exercisable	Warrants	Warrants	Contractual
Prices	Outstanding	Exercisable	Life (years)
$0.02	600,000	600,000	3.92
$0.05	25,200,000	25,200,000	0.42
$0.10	10,965,000	10,965,000	0.21- 4,39
$0.25	10,006,000	10,006,000	1.25 - 4.50
$0.0275	8,727,273	8,727,273	8.66
$0.125	37,914,216	37,914,216	4.22 - 4.99
$1.00	1,561,500	1,561,500	1.75 - 2.21
	94,973,989	94,973,989

	2021			2020
			Weighted Average			Weighted Average
			Remaining			Remaining
Exercisable	Warrants	Warrants	Contractual	Warrants	Warrants	Contractual
Prices	Outstanding	Exercisable	Life (years)	Outstanding	Exercisable	Life (years)
$0.02	600,000	600,000	4.67	-	-	-
$0.05	125,698,340	125,698,340	0.14 - 1.16	9,800,000	9,800,000	0.88 -1.00
$0.10	67,292,670	67,292,670	0.14 - 0.74	6,000,000	6,000,000	0.88
$0.25	13,206,000	13,206,000	1.50 - 5.00	-	-	-
$0.0275	8,727,273	8,727,273	9.41	-	-	-
$-	-	-	-	122,044	122,044	0.62
$1.00	1,561,500	1,561,500	2.50 - 2.74	-	-	-
	217,085,783	217,085,783		15,922,044	15,922,044